SHORT-TERM AND LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM DEBT

The short-term debt balances were as follows:

	September 30, 2021	December 31, 2020
	(Unaudited)
Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity, was due October 2018. principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	$-	$100,000

Note Payable to Siemens due December 31, 2021 at 0% interest.	82,486

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due December 2021, 2019 loan at 2.61% interest paid, February - April 2020		71,238

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019, one year maturity, were due February 2020 – December 2020, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	210,000	346,250

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - February 2021, one year maturity, due January 2021 – February 2022, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	275,000	313,500

Short-term three month loan at 0% interest from a shareholder in June 2020, was due September 2020.	-	35,000

Balance at end of period	$567,486	$865,988

The short-term debt balances were as follows:

	December 31, 2020	December 31, 2019

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity, was due October 2018, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	$100,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	71,238	267,478

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019, one year maturity, was due February 2020 – December 2020, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	346,250	346,350

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - December 2020, one year maturity, due January 2021 – December 2021, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	313,500	-

Short term three month loan at 0% interest from a shareholder in June 2020, maturity date was September 2020	35,000	-

Balance at end of period	$865,988	$713,828

SCHEDULE OF LONG-TERM DEBT

The Long-term debt balances were as follows:

Loans from Shanghai Bank with interest rates 1.00% per annum due February 2024	115,865	-

Current Portion of Long-term debt	(47,944)	-

Balance at end of period	$67,921	-